Loan Receivable	6 Months Ended
Jun. 30, 2011
Loan Receivable

Pursuant to a Letter Agreement dated December 24, 2010 between the Company and Catalyst Development Inc., a company owned by our Chief of Product Development, the Company agreed to loan $200,000 to Catalyst for the purpose of Catalyst establishing a food and beverage production centre. The interest rate of the loan is 4% over 5 years, amortized over 25 years. As at June 30, 2011 the Company has funded $200,000. Monthly payments of $1,055 are due to the Company starting June 20, 2011. The loan matures on May 20, 2016 with a final payment of $174,000 due to the Company. Catalyst has the right to make additional payments on the loan principle without penalty through the term of the loan. The Company and Catalyst have discussed and agree to consider the option of converting the loan to an equity position in the Catalyst production centre pending its successful establishment. The Company has granted Catalyst the right to manufacture and market Pulse beverages in a concentrate form.